[GRAPHICS OMITTED]

                                                                      WILMINGTON
                                                                           FUNDS

   FIXED INCOME PORTFOLIOS

                 O  SHORT/INTERMEDIATE BOND

                 O  INTERMEDIATE BOND

                 O  MUNICIPAL   BOND


                                     ANNUAL

                                  JUNE 30, 2000

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     The last year has been a tumultuous one for the economy and the financial markets. Since our last annual report the Federal Reserve (the "Fed") has raised interest rates six times by a total of 175 basis points. The Central Bank's main concerns were the rapid economic expansion and the build-up of inflationary pressures. In the latter part of 1999 and early 2000, the economy was registering a growth rate between 6% and 7%. This rate is well in excess of the Fed's desired annual growth rate of no more than 3.5%. This targeted growth rate is the result of careful economic analysis which found that sustained growth in excess of 3.5% would result in an eventual increase in inflation, especially combined with a low unemployment rate.

     Inflation has also been problematic as energy prices have risen dramatically over the last year (Gasoline prices nationwide are up 85%). Moreover, the "core" inflation rate has also risen even though it is still at a fairly low rate. The trend, however, is clearly in the wrong direction.

     For these reasons, the Fed has decided to further increase interest rates to slow down the economy and thereby thwart the rise in inflation. At present, the evidence suggests that the Fed is beginning to succeed. Retail sales, housing sales and overall industrial activity are clearly showing signs of weakness. The one-two combination of higher interest rates and lower equity prices has had a negative effect on consumer spending patterns. The remaining question is whether this slowdown is for real and, if so, how severe is it. It is too early to provide any definitive answer at this time, but we believe that economic growth in the second half of 2000 will be slower than that of the first half.

     While it took some time, the financial markets finally reacted to higher interest rates this spring. Perhaps "reacted" is a bit of an understatement, especially for the NASDAQ Index. From the all-time highs earlier this year the S&P 500 Index fell 18%, while the NASDAQ composite fell by more than 37%. In many regards, this was a reasonably normal correction. Not so normal were the speed and the severity, especially for the NASDAQ. Many stocks in this index were trading at enormous (even uncalculateable) price-earnings ratios. When it became apparent that economic growth, and thereby profits, would also be slowing, these heavily speculative issues suffered the consequences.

     Fortunately for us as shareholders of the Wilmington Funds, our investment advisers have many DECADES of investment experience and have witnessed these types of markets in the past. Their experience is invaluable toward achieving investment success. We are quite proud of the investment results described herein and are confident that you will be as well.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE BOND AND INTERMEDIATE BOND PORTFOLIOS

     The two funds have performed well during the past year. The Short/Intermediate Bond Portfolio had a total return of 4.28% which slightly exceeded the return of 4.21% earned by the Lehman Intermediate Government/Credit Index. The Intermediate Bond Portfolio had a total return of 4.72% over the past 12 months which well exceeded the return of 4.29% for the Lehman Government/Credit Index.

     During the past year, the financial markets have experienced two very different environments. The last 6 months of 1999 were marked by both the Fed's commencing its rate increase campaign and the slowing of activity in anticipation of Y2K. The Fed's interest rate actions kept the bond market under wraps for most of the last 6 months of 1999, as returns were barely positive over this period. Income returns were just able to outstrip declining principal values caused by rising interest rates. The new issue market effectively shut down by September as many corporations sought to avoid any complications with the end of the year. This made for a period of low volatility that the Portfolios navigated primarily by keeping their interest rate exposure under market levels and emphasizing yield

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
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    PRESIDENT'S  MESSAGE  --   CONTINUED
--------------------------------------------------------------------------------

enhancement  through  shorter  maturity   securities.   This  relatively  benign
environment changed dramatically after the turn of the millenium.

     The first half of 2000 will be remembered for the many unique occurences that collectively created a very challenging environment. The Treasury market began to shrink in size as the budget surplus was used to buy back outstanding Treasury issues. This caused the Treasury curve to invert with shorter maturities yielding more than longer maturities. At the same time, the Fed returned to its task of raising interest rates which further propelled short-term rates higher. The impact of a slowing economy was reflected in higher costs for non-Treasury debt. While the Treasury curve inverted, the yield curves for the non-Treasury sectors of the fixed income market continued to be positively shaped with longer-term securities yielding more than shorter-term securities. The changing conditions in the Treasury market caused trading difficulties for many traders in the corporate bond and mortgage backed markets as hedging strategies failed. This caused liquidity in the market place to decline and placed a premium on owning larger, higher quality issues. The government agency market was also hit with credit questions sparked by hearings in Congress on the Baker Bill. This legislation would eliminate credit lines between the government and the agencies causing these entities to fend more for themselves to maintain their credit standing. This uncertainty caused spreads on this sector to widen against the Treasury market. Given these numerous events, the strategies that worked best during the last six months focused more on yield curve and sector positioning rather than interest rate sensitivity.

     The Portfolios were well positioned to take advantage of this environment. For the past few quarters we have added yield by focusing on the shorter maturity corporate bond market. This has enabled us to keep the income generation relatively high while limiting our exposure to our growing concerns over credit quality. At the same time, our exposure to the Treasury market has been concentrated in our longer maturity holdings. As the Treasury curve inverted, these securities outperformed all other asset classes and accounted for much of our strong performance, particularly in the Intermediate Portfolio.

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
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PRESIDENT'S MESSAGE -- CONTINUED
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   The following  graph  compares the  Short/Intermediate  Bond  Portfolio,  the
Merrill Lynch 1-10 Year U.S. Treasury Index ("ML 1-10 Yr.") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on April 2, 1991.

[GRAPHICS OMITTED]

EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                        SHORT/INTERMEDIATE BOND PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                   Short/Intermediate
                     Bond Portfolio             ML 1-10 Yr.              CPI
4/2/91                $10,000                    $10,000               $10,000
6/30/91                10,128                     10,173                10,074
6/30/92                11,364                     11,474                10,385
6/30/93                12,474                     12,632                10,697
6/30/94                12,405                     12,617                10,963
6/30/95                13,657                     13,852                11,296
6/30/96                14,248                     14,529                11,607
6/30/97                15,220                     15,533                11,874
6/30/98                16,508                     16,846                12,073
6/30/99                17,076                     17,604                12,310
6/30/00                17,807                     18,437                12,762



                     Average Annual Total Return
------------------------------------------------------------------
                                                           SINCE
                                                         INCEPTION
               1 YEAR                 5 YEAR             12/31/90
               ------                 ------             ---------
Fund            4.3%                   5.5%                6.4%
Index           4.7%                   5.9%                6.8%
CPI             3.7%                   2.5%                2.7%

----------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY ("WTC") OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.


   The following graph compares the Intermediate Bond Portfolio and its predecessor, the Bond Fund (a collective investment fund), with that of the Merrill Lynch U.S. Treasury Master Index ("ML U.S. Treasury") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on December 31, 1990. The Bond Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Intermediate Bond Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not a registered investment company under the Investment Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different.

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

[GRAPHICS OMITTED]

EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                           INTERMEDIATE BOND PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

               Intermediate
               Bond Portfolio           ML U.S. Treasury                 CPI
12/31/90          $10,000                    $10,000                   $10,000
6/30/91            10,231                     10,501                    10,235
6/30/92            11,667                     11,938                    10,551
6/30/93            13,174                     13,485                    10,868
6/30/94            12,855                     13,304                    11,139
6/30/95            14,450                     14,908                    11,478
6/30/96            14,964                     15,573                    11,794
6/30/97            16,028                     16,718                    12,065
6/30/98            17,772                     18,610                    12,268
6/30/99            18,142                     19,178                    12,508
6/30/00            18,998                     20,206                    12,967

                    Average Annual Total Return
-----------------------------------------------------------------------
                                                           SINCE
                     1 YEAR             5 YEAR       INCEPTION 12/31/90
                     ------             ------       ------------------
Fund                  4.7%               5.6%               7.0%
Index                 5.4%               6.3%               7.7%
CPI                   3.7%               2.5%               2.8%

----------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY ("WTC") OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. SEE FINANCIAL HIGHLIGHTS ON PAGE 12.

WILMINGTON MUNICIPAL BOND PORTFOLIO

The Municipal Bond Portfolio is an intermediate duration, high quality fund designed to produce a high level of income that is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio normally will be fully invested with an average maturity in the 4 to 8 year range.

Strength in the domestic economy kept the Fed active during the year. The Fed continued to raise the federal funds and discount rates to try to temper the robust economy. At the same time, the budget surplus and Treasury buybacks caused the Treasury yield curve to invert during the first half of 2000. Signs of economic slowing began to emerge in early June 2000 signaling that some of the Fed's actions were beginning to have an impact, but the caution flag is still waving.

While rising interest rates negatively affected the municipal market, lack of supply and individual retail buyers positively impacted the market. These opposing forces helped create an environment of volatility for the entire year. Over the fiscal year, the municipal yield curve flattened as short-term yields rose. This was primarily in the 1 to

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

3-year range where the Portfolio had little exposure. During this time period, our strategy was to keep the Portfolio's duration neutral versus the benchmark index. The lack of supply, which was down over 22% versus the same period last year, also caused quality spreads to narrow. We took advantage of this opportunity to upgrade the quality of the Portfolio without sacrificing yield. On June 30, 2000, the Portfolio had an average maturity of 7.7 years, a duration of 5.3 years, and an average coupon of 5.5%, versus the target Merrill Lynch Index of 7.0 years, 5.5 years and 5.4%, respectively.

The following graph illustrates the performance of the Municipal Bond Portfolio, the Merrill Lynch Intermediate Municipal Index ("ML Muni Index") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on November 1, 1993.

[GRAPHICS OMITTED]

EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                            MUNICIPAL BOND PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                        Municipal
                      Bond Portfolio    Ml Muni Index           CPI
10/31/93                 $10,000           $10,000            $10,000
6/30/94                    9,745             9,754             10,158
6/30/95                   10,321            10,589             10,467
6/30/96                   11,067            11,185             10,755
6/30/97                   11,773            11,970             11,002
6/30/98                   12,543            12,839             11,187
6/30/99                   12,818            13,187             11,406
6/30/00                   13,254            13,769             11,825

                Average Annual Total Return
------------------------------------------------------------------
                          1 YEAR        5 YEAR           INCEPTION
                          ------        ------           --------
Fund                       3.4%          5.1%              4.3%
Index                      4.4%          5.4%              4.9%
CPI                        3.7%          2.5%              2.6%

----------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY ("WTC") OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. SEE FINANCIAL HIGHLIGHTS ON PAGE 13.


We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                   Sincerely,

                                                   /s/  ROBERT J. CHRISTIAN

                                                   Robert J. Christian
August 9, 2000                                     President

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                                                                SHORT/
                                                                             INTERMEDIATE       INTERMEDIATE         MUNICIPAL
                                                                            BOND PORTFOLIO     BOND PORTFOLIO      BOND PORTFOLIO
                                                                            --------------     --------------      --------------
ASSETS:
Investment in Series, at value .........................................     $140,767,725        $79,712,646        $16,071,430
Receivable for Portfolio shares sold ...................................            3,010             13,810                 --
Receivable for investment in Series withdrawn ..........................           17,056            130,000                 --
Other assets ...........................................................            1,353             38,288             10,644
                                                                             ------------        -----------        -----------
Total assets ...........................................................      140,789,144         79,894,744         16,082,074
                                                                             ------------        -----------        -----------
LIABILITIES:
Dividends payable ......................................................          697,816            413,716             60,357
Payable for Portfolio shares redeemed ..................................           17,056            130,000                 --
Payable for investment in Series .......................................            3,010             13,810                 --
Other accrued expenses .................................................           56,666             27,127             12,248
                                                                             ------------        -----------        -----------
Total liabilities ......................................................          774,548            584,653             72,605
                                                                             ------------        -----------        -----------
NET ASSETS .............................................................     $140,014,596        $79,310,091        $16,009,469
                                                                             ============        ===========        ===========
NET ASSETS CONSIST OF:
Paid-in capital ........................................................     $144,750,027        $80,686,950        $16,220,381
Accumulated net realized loss on investments ...........................       (1,016,747)          (333,695)           (73,085)
Net unrealized appreciation (depreciation) of investments ..............       (3,718,684)        (1,043,164)          (137,827)
                                                                             ------------        -----------        -----------
NET ASSETS .............................................................     $140,014,596        $79,310,091        $16,009,469
                                                                             ============        ===========        ===========
Shares of beneficial interest outstanding ..............................       14,472,751          8,386,892          1,307,354
                                                                             ============        ===========        ===========
NET ASSETS  VALUE,  offering  and  redemption  price per share
   ($0.01 par value,  unlimited authorized shares):
   Institutional shares ................................................            $9.67              $9.46             $12.25
                                                                                    =====              =====             ======

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2000

                                                               SHORT/
                                                            INTERMEDIATE      INTERMEDIATE        MUNICIPAL
                                                           BOND PORTFOLIO+   BOND PORTFOLIO+   BOND PORTFOLIO+
                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
   Investment income from Series ......................      $ 6,080,607       $ 3,897,768       $ 552,730
   Expenses from Series ...............................         (460,124)         (282,556)        (62,224)
                                                             -----------       -----------       ---------
      Net investment income from Series ...............        5,620,483         3,615,212         490,506
   Interest income ....................................        1,844,804         1,939,076         285,020
                                                             -----------       -----------       ---------
      Total investment income .........................        7,465,287         5,554,288         775,526
                                                             -----------       -----------       ---------
EXPENSES:
   Advisory fees ......................................          104,868           104,407          19,054
   Administration and accounting fees .................           65,962            65,830          41,443
   Transfer agent fees ................................           43,560            39,482           6,711
   Trustees' fees .....................................            4,067             4,414           4,194
   Shareholder reporting ..............................           54,265            29,479           7,262
   Custodian fees .....................................            6,694             5,961           5,997
   Amortization of organizational expenses ............               --            12,394              --
   Registration fees ..................................           20,128            28,460          10,667
   Professional fees ..................................           40,428            41,007              --
   Other ..............................................           19,897             8,606           3,774
                                                             -----------       -----------       ---------
      Total expenses before fee waivers and
         expense reimbursements .......................          359,869           340,040          99,102
      Expenses reimbursed .............................         (140,616)         (143,584)         (7,707)
      Administration/Accounting fees waived ...........               --                --         (36,000)
                                                             -----------       -----------       ---------
         Total expenses, net ..........................          219,253           196,456          55,395
                                                             -----------       -----------       ---------
   Net investment income ..............................        7,246,034         5,357,832         720,131
                                                             -----------       -----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions .......         (922,085)         (299,103)        (25,738)
   Net change in unrealized appreciation (depreciation)
      of investments ..................................         (990,660)         (945,928)       (162,736)
                                                             -----------       -----------       ---------
   Net loss on investments ............................       (1,912,745)       (1,245,031)       (188,474)
                                                             -----------       -----------       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..      $ 5,333,289       $ 4,112,801       $ 531,657
                                                             ===========       ===========       =========

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                              SHORT/
                                                                            INTERMEDIATE       INTERMEDIATE         MUNICIPAL
                                                                           BOND PORTFOLIO+    BOND PORTFOLIO+    BOND PORTFOLIO+
                                                                           ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ............................................       $  7,246,034       $  5,357,832        $   720,131
   Net realized loss on investments .................................           (922,085)          (299,103)           (25,738)
   Net change in unrealized appreciation (depreciation)
      of investments ................................................           (990,660)          (945,928)          (162,736)
                                                                            ------------       ------------        -----------
   Net increase in net assets resulting from operations .............          5,333,289          4,112,801            531,657
                                                                            ------------       ------------        -----------
Distributions to shareholders:
   From net investment income .......................................         (7,246,034)        (5,357,832)          (720,131)
   From net realized gain ...........................................           (321,387)          (218,273)           (93,771)
                                                                            ------------       ------------        -----------
Total distributions .................................................         (7,567,421)        (5,576,105)          (813,902)
                                                                            ------------       ------------        -----------
Portfolio share transactions (a):
   Proceeds from shares sold ........................................         13,368,306         22,094,931          1,410,916
   Net assets from merger (Note 5) ..................................         52,330,738                 --                 --
   Cost of shares issued on reinvestment of
      distributions .................................................          5,902,595          5,316,492            640,185
   Cost of shares redeemed ..........................................        (18,735,411)       (33,935,254)        (2,371,645)
                                                                            ------------       ------------        -----------
Net increase (decrease) in net assets from Portfolio share
   transactions .....................................................         52,866,228         (6,523,831)          (320,544)
                                                                            ------------       ------------        -----------
Total increase (decrease) in net assets .............................         50,632,096         (7,987,135)          (602,789)

NET ASSETS:
   Beginning of year ................................................         89,382,500         87,297,226         16,612,258
                                                                            ------------       ------------        -----------
   End of year ......................................................       $140,014,596       $ 79,310,091        $16,009,469
                                                                            ============       ============        ===========

                                                                              SHARES              SHARES             SHARES
                                                                            ------------       ------------        -----------
(a)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ......................................................          3,113,024          2,328,486            116,635
   Shares issued from merger ........................................          5,358,114                 --                 --
   Shares issued on reinvestment of distributions ...................            475,018            562,705             52,321
   Shares redeemed ..................................................         (1,428,504)        (3,572,894)          (193,064)
                                                                            ------------       ------------        -----------
   Net increase (decrease) in shares ................................          7,517,652           (681,703)           (24,108)
   Shares outstanding-- Beginning of year ...........................          6,955,099          9,068,595          1,331,462
                                                                            ------------       ------------        -----------
   Shares outstanding-- End of year .................................         14,472,751          8,386,892          1,307,354
                                                                            ============       ============        ===========

+  Reflects operating history of predecessor mutual fund (see note 5)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Period November 1, 1998 through June 30, 1999

                                                               SHORT/
                                                            INTERMEDIATE        INTERMEDIATE         MUNICIPAL
                                                           BOND PORTFOLIO+     BOND PORTFOLIO+    BOND PORTFOLIO+
                                                           ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................      $  3,385,441       $  3,482,345        $   501,010
   Net realized gain on investments ...................           215,456            183,813             46,411
   Net change in unrealized appreciation (depreciation)
      of investments ..................................        (3,800,658)        (5,092,145)          (584,480)
                                                             ------------       ------------        -----------
   Net decrease in net assets resulting from operations          (199,761)        (1,425,987)           (37,059)
                                                             ------------       ------------        -----------
Distributions to shareholders:
   From net investment income .........................        (3,385,441)        (3,482,345)          (501,010)
   From net realized gain .............................          (137,401)          (324,537)           (86,704)
                                                             ------------       ------------        -----------
Total distributions ...................................        (3,522,842)        (3,806,882)          (587,714)
                                                             ------------       ------------        -----------
Portfolio share transactions (a):
   Proceeds from shares sold ..........................         6,171,879          8,596,927            592,544
   Cost of shares issued on reinvestment of
      distributions ...................................         2,846,631          3,358,545            483,448
   Cost of shares redeemed ............................       (10,510,779)       (12,426,880)        (1,418,348)
                                                             ------------       ------------        -----------
Net decrease in net assets from Portfolio
   share transactions .................................        (1,492,269)          (471,408)          (342,356)
                                                             ------------       ------------        -----------
Total decrease in net assets ..........................        (5,214,872)        (5,704,277)          (967,129)

NET ASSETS:
   Beginning of period ................................        94,597,372         93,001,503         17,579,387
                                                             ------------       ------------        -----------
   End of period ......................................      $ 89,382,500       $ 87,297,226        $16,612,258
                                                             ============       ============        ===========

                                                                SHARES             SHARES              SHARES
                                                             ------------       ------------       ------------
(a)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ........................................           469,441            860,384             45,897
   Shares issued on reinvestment of distributions .....           215,989            335,086             37,617
   Shares redeemed ....................................          (802,515)        (1,252,157)          (110,706)
                                                             ------------       ------------        -----------
   Net decrease in shares .............................          (117,085)           (56,687)           (27,192)
   Shares outstanding-- Beginning of period ...........         7,072,184          9,125,282          1,358,654
                                                             ------------       ------------        -----------
   Shares outstanding-- End of period .................         6,955,099          9,068,595          1,331,462
                                                             ============       ============        ===========

+  Reflects operating history of predecessor mutual fund (see note 5).


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended October 31, 1998

                                                                               SHORT/
                                                                            INTERMEDIATE       INTERMEDIATE         MUNICIPAL
                                                                           BOND PORTFOLIO+    BOND PORTFOLIO1+   BOND PORTFOLIO+
                                                                           ---------------    ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................       $ 2,931,583        $ 1,795,205        $   761,371
   Net realized gain on investments ..................................           253,210            324,405            118,413
   Net change in unrealized appreciation (depreciation)
      of investments .................................................         1,588,123          1,426,841            152,437
                                                                             -----------        -----------        -----------
   Net increase in net assets resulting from operations ..............         4,772,916          3,546,451          1,032,221
                                                                             -----------        -----------        -----------
Dividends to shareholders from net investment income .................        (2,931,583)        (1,795,205)          (761,371)
                                                                             -----------        -----------        -----------
Portfolio share transactions (a):
   Proceeds from shares sold .........................................        11,872,722          4,121,185            907,714
   Cost of shares issued in exchange for
      securities transferred in-kind (Note 6) ........................        52,875,813         89,217,926                 --
   Cost of shares issued on reinvestment of
      distributions ..................................................         1,518,469          1,338,735            580,748
   Cost of shares redeemed ...........................................        (4,966,725)        (3,427,589)        (1,626,181)
                                                                             -----------        -----------        -----------
Net increase (decrease) in net assets from
   Portfolio share transactions ......................................        61,300,279         91,250,257           (137,719)
                                                                             -----------        -----------        -----------
Total increase in net assets .........................................        63,141,612         93,001,503            133,131

NET ASSETS:
   Beginning of year .................................................        31,455,760                 --         17,446,256
                                                                             -----------        -----------        -----------
   End of year .......................................................       $94,597,372        $93,001,503        $17,579,387
                                                                             ===========        ===========        ===========

                                                                               SHARES             SHARES             SHARES
                                                                             -----------        -----------        -----------
(a)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold .......................................................           900,342            407,960             70,718
   Shares issued in exchange for securities
      transferred in-kind (Note 6) ...................................         4,027,047          8,921,710                 --
   Shares issued on reinvestment of distributions ....................           114,701            131,441             45,302
   Shares redeemed ...................................................          (375,850)          (335,829)          (126,618)
                                                                             -----------        -----------        -----------
   Net increase (decrease) in shares .................................         4,666,240          9,125,282            (10,598)
   Shares outstanding-- Beginning of year ............................         2,405,944                 --          1,369,252
                                                                             -----------        -----------        -----------
   Shares outstanding-- End of year ..................................         7,072,184          9,125,282          1,358,654
                                                                              ===========        ===========        ===========

1 For the period June 29, 1998 (commencement of operations)  through October 31,
  1998 for the Intermediate Bond Portfolio.
+ Reflects  operating  history  of  predecessor  mutual  fund (see  note  5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                     FOR THE PERIOD
                                        FOR THE        NOVEMBER 1,
                                       FISCAL YEAR        1998                               FOR THE FISCAL YEARS
                                          ENDED          THROUGH                               ENDED OCTOBER 31,
SHORT/INTERMEDIATE BOND PORTFOLIO --    JUNE 30,         JUNE 30,          -------------------------------------------------------
   INSTITUTIONAL SHARES                  20001+           1999+             1998+           1997+           1996+           1995+
                                       -----------   ---------------       -------------------------------------------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................  $   9.86         $ 10.27           $ 10.03         $  9.94         $ 10.04         $  9.53
                                        --------         -------           -------         -------         -------         -------
INVESTMENT OPERATIONS:
   Net investment income .............      0.52            0.37              0.58            0.59            0.60            0.64
   Net realized and unrealized gain
      (loss) on investments ..........     (0.16)          (0.39)             0.24            0.09           (0.10)           0.51
                                        --------         -------           -------         -------         -------         -------
      Total from investment operations      0.36           (0.02)             0.82            0.68            0.50            1.15
                                        --------         -------           -------         -------         -------         -------
DISTRIBUTIONS:
   From net investment income ........     (0.52)          (0.37)            (0.58)          (0.59)          (0.60)          (0.64)
   From net realized gain ............     (0.03)          (0.02)               --              --              --              --
                                        --------         -------           -------         -------         -------         -------
      Total distributions ............     (0.55)          (0.39)            (0.58)          (0.59)          (0.60)          (0.64)
                                        --------         -------           -------         -------         -------         -------
NET ASSET VALUE -- END OF PERIOD .....  $   9.67         $  9.86           $ 10.27         $ 10.03         $  9.94         $ 10.04
                                        ========         =======           =======         =======         =======         =======
TOTAL RETURN .........................     4.28%         (0.27)%**           8.40%           7.13%           5.18%          12.41%

RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..     0.60%           0.55%*            0.59%           0.65%           0.65%           0.65%
      Excluding expense limitations ..     0.72%           0.67%*            0.83%           1.12%           1.09%           1.14%
   Net investment income .............     6.35%           5.47%*            5.64%           5.98%           6.07%           6.56%
Portfolio turnover ...................    47.23%          29.71%            40.66%          83.54%          85.77%         116.40%
Net assets at end of period
 (000 omitted) .......................  $140,015         $89,383           $94,597         $31,456         $31,777         $32,214

*  Annualized.
** Not annualized.
+ Effective November 1, 1999, the Rodney Square Short/Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.
1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Short/Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FOR THE
                                                      FISCAL YEAR            FOR THE PERIOD           FOR THE PERIOD
                                                         ENDED              NOVEMBER 1, 1998           JUNE 29, 1998
                                                        JUNE 30,                THROUGH                   THROUGH
INTERMEDIATE BOND PORTFOLIO -- INSTITUTIONAL SHARES      20001+              JUNE 30, 1999+          OCTOBER 31, 1998+
                                                      -----------           ----------------         -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $  9.63                 $ 10.19                   $ 10.00
                                                        -------                 -------                   -------
INVESTMENT OPERATIONS:
   Net investment income .............                     0.58                    0.38                      0.20
   Net realized and unrealized gain
      (loss) on investments ..........                    (0.15)                  (0.53)                     0.19
                                                        -------                 -------                   -------
      Total from investment operations                     0.43                   (0.15)                     0.39
                                                        -------                 -------                   -------
DISTRIBUTIONS:
   From net investment income ........                    (0.58)                  (0.38)                    (0.20)
   From net realized gain ............                    (0.02)                  (0.03)                       --
                                                        -------                 -------                   -------
      Total distributions ............                    (0.60)                  (0.41)                    (0.20)
                                                        -------                 -------                   -------
NET ASSET VALUE-- END OF PERIOD ......                  $  9.46                 $  9.63                   $ 10.19
                                                        =======                 =======                   =======
TOTAL RETURN .........................                    4.72%                   (1.52)%**                 3.89%**

RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..                    0.55%                   0.55%*                    0.55%*
      Excluding expense limitations ..                    0.71%                   0.67%*                    0.66%*
   Net investment income .............                    6.15%                   5.71%*                    5.69%*
Portfolio turnover ...................                   53.23%                  18.23%                    17.66%
Net assets at end of period
 (000 omitted) .......................                  $79,310                 $87,297                   $93,002

*  Annualized.
** Not annualized.
+ Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                            FOR THE
                                          FISCAL YEAR      FOR THE PERIOD
                                             ENDED        NOVEMBER 1, 1998                    FOR THE FISCAL YEARS ENDED OCTOBER 31,
MUNICIPAL BOND PORTFOLIO --                 JUNE 30,          THROUGH          -----------------------------------------------------
   INSTITUTIONAL SHARES                      20001+        JUNE 30, 1999+       1998+          1997+          1996+         1995+
                                          -----------     ----------------     -----------------------------------------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................      $ 12.48           $ 12.94          $ 12.74        $ 12.46       $ 12.49       $ 11.64
                                            -------           -------          -------        -------       -------       -------
INVESTMENT OPERATIONS:
   Net investment income .............         0.56              0.36             0.56           0.55          0.55          0.54
   Net realized and unrealized gain
      (loss) on investments ..........        (0.15)            (0.40)            0.20           0.28         (0.03)         0.85
                                            -------           -------          -------        -------       -------       -------
      Total from investment operations         0.41             (0.04)            0.76           0.83          0.52          1.39
                                            -------           -------          -------        -------       -------       -------
DISTRIBUTIONS:
   From net investment income ........        (0.56)            (0.36)           (0.56)         (0.55)        (0.55)        (0.54)
   From net realized gain ............        (0.08)            (0.06)           --             --            --            --
                                            -------           -------          -------        -------       -------       -------
      Total distributions ............        (0.64)            (0.42)           (0.56)         (0.55)        (0.55)        (0.54)
                                            -------           -------          -------        -------       -------       -------
NET ASSET VALUE-- END OF PERIOD ......      $ 12.25           $ 12.48          $ 12.94        $ 12.74       $ 12.46       $ 12.49
                                            =======           =======          =======        =======       =======       =======
TOTAL RETURN .........................        3.40%           (0.30)%**          6.07%          6.85%         4.24%        12.23%

RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..        0.75%             0.75%*           0.75%          0.75%         0.75%         0.75%
      Excluding expense limitations ..        1.03%             0.90%*           1.23%          1.52%         1.37%         1.45%
   Net investment income .............        4.59%             4.29%*           4.35%          4.42%         4.41%         4.50%
Portfolio turnover ...................       50.26%            19.13%           43.72%         28.56%        15.91%        42.08%
Net assets at end of period
 (000 omitted) .......................      $16,009           $16,612          $17,579        $17,446       $16,619       $16,570

*  Annualized.
** Not annualized.
+ Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Municipal Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of June 30, 2000, the Investor Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, the Wilmington Short/Intermediate Portfolio had $135,190 net tax basis capital loss carryforwards to offset future capital gains which will expire June 30, 2008.

   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Municipal Bond Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Intermediate Bond Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date it commenced operations.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES AND TRANSACTIONS. During the period July 1, 1999 through October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:


                                                  SHORT/INTERMEDIATE      INTERMEDIATE       MUNICIPAL
                                                    BOND PORTFOLIO       BOND PORTFOLIO   BOND PORTFOLIO
                                                  ------------------------------------------------------
      Purchases ...............................       $49,524,842         $44,199,622        $7,659,685
      Sales ...................................        60,966,599          49,176,190         8,024,773


   During the period November 1, 1999 through June 30, 2000, contributions to and withdrawals from the Series were as follows:


                                                  SHORT/INTERMEDIATE      INTERMEDIATE       MUNICIPAL
                                                    BOND PORTFOLIO       BOND PORTFOLIO   BOND PORTFOLIO
                                                  ------------------------------------------------------
      Contributions ...........................      $101,315,289         $103,567,009      $16,838,241
      Withdrawals .............................        28,619,545           27,308,183        1,342,432

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Wilmington Trust Company ("WTC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

   WTC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.55% of the average daily net assets of the Short/Intermediate Bond and Intermediate Bond Portfolios and 0.75% of the average daily net assets of the Municipal Bond Portfolio. These undertakings will remain in place until the Board of Trustees approves its termination.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

5. FUND MERGER. Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Short/Intermediate Bond Portfolio, Rodney Square Intermediate Bond Portfolio, and Rodney Square Municipal Bond Portfolio (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Intermediate Bond and Municipal Bond Portfolios received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds. The shareholders of the Rodney Square Short/Intermediate Bond Portfolio received shares of the Wilmington Short/Intermediate Bond Portfolio equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the Wilmington Short/Intermediate Bond Portfolio.

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:


                                                                                   NET UNREALIZED
                                                               NET ASSETS    APPRECIATION (DEPRECIATION)
                                                               -----------   ------------------------
        Rodney Square Short/Intermediate Bond Portfolio        $90,398,329         $(2,156,402)
        Rodney Square Intermediate Bond Portfolio              $92,052,608         $(1,216,831)
        Rodney Square Municipal Bond Portfolio                 $15,329,567         $  (296,744)

   The net assets of the Wilmington Short/Intermediate Bond Portfolio prior to the Reorganization were $52,330,738. The Wilmington Intermediate Bond and the Municipal Bond Portfolios had no operations prior to November 1, 1999.

   Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, formerly known as the WT Short/Intermediate Bond Portfolio, changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Additionally, the Rodney Square Intermediate Bond and Municipal Bond Portfolios' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

6. TRANSFERS IN-KIND AND COMMENCEMENT OF NEW PORTFOLIO. Effective June 29, 1998, the Wilmington TrustIntermediate BondFund ("Intermediate Bond Fund") and the Wilmington Trust Strategic Bond Fund ("Strategic Bond Fund"), each a
   Wilmington Trust Collective Investment Fund ("WTCIF"), transferred all of their net assets, including their securities, to the Rodney Square Short/Intermediate Bond Portfolio and the Rodney Square Intermediate Bond Portfolio, respectively. The shareholders of the WTCIFs received shares of the respective Portfolios based on the net assets transferred divided by the net asset value of the respective Portfolio.

   The transfer was conducted on a taxable basis with respect to the WTCIF Intermediate Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was recognized by the
   WTCIFIntermediate Bond Fund and the Rodney Square Short/Intermediate BondPortfolio's basis in the securities reflected their market value as of the date of transfer.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL  STATEMENTS --  CONTINUED
--------------------------------------------------------------------------------

   The transfer of securities was conducted on a tax-free basis with respect to the WTCIF Strategic Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was not treated as a taxable event by the WTCIFStrategic Bond Fund and the Rodney Square Intermediate Bond Portfolio's basis in the securities reflected their historical cost basis as of the date of transfer.

   The following table summarized the aforementioned transactions:


   THE WILMINGTON TRUST COLLECTIVE INVESTMENT FUNDS

                                                                                            NET
                                                                     NET ASSETS           UNREALIZED
                                                      SHARES AT          AT       APPRECIATION (DEPRECIATION)
                                                       6/29/98        6/29/98            AT 6/29/98
                                                      ---------     -----------   ---------------------------
   Intermediate Bond Fund ........................      368,365     $52,875,813          $  901,407
   Strategic Bond Fund ...........................    4,809,547      89,217,926           3,568,067


   THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                                                                      COMBINED
                                                        SHARES       NET ASSETS         NAV
                                                      ISSUED IN        AFTER            PER
                                                       EXCHANGE       EXCHANGE         SHARE
                                                      ---------     -----------       --------
   Short/Intermediate Bond Portfolio .............    4,027,047     $84,571,146        $13.13
   Intermediate Bond Portfolio ...................    8,921,710      89,217,926         10.00

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of WT Mutual Fund (Short/Intermediate Bond, Intermediate Bond and Municipal Bond Portfolios) (the "Portfolios") as of June 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2000, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                             /s/  Ernst & Young


Philadelphia, Pennsylvania
August 4, 2000

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of the shareholders of the WT Mutual Fund was held on October 22, 1999 to vote on the following proposals:

(I)   To approve or disapprove new investment advisory agreements;

(II)  To consider the election of five persons to the Fund's Board of Trustees;

(III) To approve or disapprove certain changes to each Portfolio's fundamental investment limitations; and

(IV) To ratify the selection of Ernst & Young LLP as the Fund's independent auditors for the fiscal year ending June 30, 2000.

                                                           FOR             AGAINST        ABSTAINED
                                                        ---------          -------        ---------

      WT Mutual Fund
         Short/Intermediate Bond Portfolio
           (I)                                          6,374,079             0               0
           (II)                                         6,374,079             0               0
           (III)                                        6,374,079             0               0
           (IV)                                         6,374,079             0               0

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

Pursuant to Secton 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Portfolio designates $720,131 as tax-exempt dividends. Also, the following Portfolios paid a 20% capital gain distribution (from net long-term capital gains) during the fiscal year ended June 30, 2000. The following table summarizes the capital gain distributions:


                                                                          CAPITAL GAIN         TOTAL 20%
                                                                            PER SHARE    CAPITAL GAIN DISTRIBUTION
                                                                          ------------   -------------------------
                 Short/Intermediate Bond Portfolio                           $0.0184           $143,394
                 Intermediate Bond Portfolio                                  0.0092            179,894
                 Municipal Income Portfolio                                   0.0758             93,711

In January 2001, shareholders of the Fund will receive Federal income tax informaton on all distributions paid to their accounts in the calendar year 2000, including any distributions paid between June 30, 2000 and December 31, 2000.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
    ANNUAL REPORT / JUNE 30, 2000
--------------------------------------------------------------------------------

           (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
CORPORATE BONDS -- 46.2%
  Banks -- 3.1%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 ...................        A1, A-        $  250,000     $    226,358
     BankAmerica Corp., 6.75%, 09/15/05 .........................        Aa3, A           750,000          721,811
     National City Bank Cleveland, 6.50%, 05/01/03 ..............        A1, A          1,200,000        1,168,333
     St. George Bank, Ltd., 7.15%, 06/18/07 .....................       Baa1, A-          750,000          710,814
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ..........       Aa2, AA           800,000          791,696
     Wachovia Corp., 6.70%, 06/21/04 ............................       Aa3, AA-          750,000          731,808
                                                                                                      ------------
                                                                                                         4,350,820
                                                                                                      ------------
  FINANCIAL -- 18.9%
     Abbey National PLC, 6.69%, 10/17/05 ........................       Aa3, AA-          675,000          647,266
     Associates Corp., NA, 6.75%, 08/01/01 ......................       Aa3, A+           900,000          894,991
     Bear Stearns Co., Inc., 6.45%, 08/01/02 ....................        A2, A          1,000,000          977,394
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ....................        A2, A            850,000          813,884
     Commercial Credit Co., 8.70%, 06/15/99 .....................       Aa3, AA-          850,000          914,260
     Crestar Financial Corp., 6.50%, 01/15/08 ...................        A2, A            700,000          661,159
     Donaldson Lufkin Jenrette, 8.00%, 03/01/05 .................        A3, A-         1,500,000        1,500,595
     Equifax, Inc., 6.30%, 07/01/05 .............................        A3, A            300,000          283,236
     First Chicago, 7.63%, 01/15/03 .............................        A2, A            400,000          399,792
     First Union Corp., 6.82%, 08/01/26 .........................        A2, A-           200,000          197,084
     Ford Motor Credit Co., 6.55%, 09/10/02 .....................        A2, A          1,400,000        1,376,290
     Ford Motor Credit Co., 7.75%, 11/15/02 .....................        A2, A            300,000          301,942
     General Electric Capital Corp., 8.13%, 05/15/12 ............       Aaa, AAA          250,000          264,867
     General Motors Acceptance Corp., 6.75%, 02/07/02 ...........        A2, A          1,000,000          991,040
     Goldman Sachs Group, 6.65%, 05/15/09 .......................        A1, A+         2,100,000        1,949,367
     Heller Financial, Inc., 7.88%, 05/15/03 ....................        A3, A-         1,700,000        1,694,851
     Household Finance Corp., 7.25%, 07/15/03 ...................        A2, A          1,000,000          987,187
     J. P. Morgan & Co., Inc., 6.00%, 01/15/09 ..................        A2, A+         1,800,000        1,595,489
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ............        A3, A            600,000          585,456
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ............        A3, A          1,200,000        1,172,683
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ............        A3, A          1,725,000        1,610,149
     Merrill Lynch & Co., Inc.  Sr. Notes, 6.00%, 02/17/09 ......       Aa3, AA-        1,300,000        1,150,205
     Morgan Stanley, Dean Witter, Discover & Co., 7.75%, 06/15/05       Aa3, AA-        2,500,000        2,513,035
     Morgan Stanley, Dean Witter, Discover & Co., 6.88%, 03/01/07       Aa3, AA-        1,000,000          942,468
     Pitney Bowes Credit Corp., 6.63%, 06/01/02 .................       Aa3, AA           800,000          790,400
     TPSA Finance BV, 7.75%, 12/10/08 ...........................      Baa3, BBB-       1,500,000        1,414,185
                                                                                                      ------------
                                                                                                        26,629,275
                                                                                                      ------------
  INDUSTRIAL -- 17.7%
     Allied Signal, 8.00%, 05/15/06 .............................        A2, A            500,000          509,955
     Amoco Co., 6.25%, 10/15/04 .................................       Aa1, AAA          400,000          391,517
     Anheuser Busch Cos., 5.38%, 09/15/08 .......................        A1, A+           400,000          349,670
     Bausch & Lomb, Inc., 6.38%, 08/01/03 .......................      Baa2, BBB          950,000          911,189
     Bausch & Lomb, Inc., 6.75%, 12/15/04 .......................      Baa2, BBB        1,000,000          949,435
     Cooper Tire and Rubber, 7.25%, 12/16/02 ....................       A3, BBB+        2,250,000        2,228,258
     Dana Corp., 6.25%, 03/01/04 ................................      Baa1, BBB+         500,000          471,707
     EG&G, Inc., 6.80%, 10/15/05 ................................       Baa2, A-        1,000,000          959,008

    The accompanying notes are an integral part of the financial statements.

                                       22


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
     Elf Aquitane, 8.00%, 10/15/01 ..............................       Aa3, AA        $  300,000     $    302,971
     Hertz Corp., 8.25%, 06/01/05 ...............................        A3, A          2,000,000        2,042,074
     Hewlett Packard Co., 7.15%, 06/15/05 .......................       Aa2, AA-        2,500,000        2,509,105
     International Business Machines Corp., 5.10%, 11/10/03 .....        A1, A+           500,000          470,583
     Ingersoll - Rand, 6.02%, 02/15/28 ..........................        A3, A-         2,300,000        2,286,071
     J Seagram & Sons, 6.40%, 12/15/03 ..........................      Baa3, BBB-       1,000,000          962,067
     Nabisco, Inc., 6.13%, 02/01/03 .............................      Baa2, BBB        1,600,000        1,518,240
     Penney (J.C.) Co., 6.13%, 11/15/03 .........................      Baa2, BBB        1,000,000          907,616
     Praxair, Inc., 6.75%, 03/01/03 .............................       A3, BBB+        1,000,000          976,550
     Procter & Gamble, 6.60%, 12/15/04 ..........................       Aa2, AA         2,000,000        1,965,242
     TRW, Inc. Notes, 6.63%, 06/01/04 ...........................      Baa1, BBB        1,000,000          952,758
     Tyco International Group, 6.13%, 06/15/01 ..................       Baa1, A-        1,000,000          987,426
     Wal Mart Notes, 6.88%, 08/10/09 ............................       Aa2, AA           700,000          685,589
     Wal Mart Notes, 7.55%, 02/15/30 ............................       Aa3, AA           650,000          673,420
     Walt Disney Co. Notes, 5.62%, 12/01/08 .....................        A2, A          1,000,000          886,284
                                                                                                      ------------
                                                                                                        24,896,735
                                                                                                      ------------
  NATIONAL GOVERNMENT -- 0.6%
        Korea Export - Import Bank, 7.10%, /56 ..................      Baa2, AA-          900,000          891,023
                                                                                                      ------------
  TELECOMMUNICATIONS -- 0.7%
     GTE Southwest, Ser. 1993B, 6.54%, 12/01/05 .................       A2, AA-         1,000,000          974,420
                                                                                                      ------------
  TRANSPORTATION -- 0.7%
     Norfolk Southern Corp., 7.35%, 05/15/07 ....................      Baa1, BBB          950,000          922,668
                                                                                                      ------------
  UTILITIES -- 4.5%
     Central Illinois Public Services, 6.73%, 06/01/01 ..........       Aa1, AA-          700,000          696,312
     Citizens Utilities Co., 7.60%, 06/01/06 ....................        A2, A+         1,000,000        1,010,950
     Empresa Nacional Electric, 7.75%, 07/15/08 .................       Baa1, A-        1,500,000        1,400,715
     Hawaiian Electric Industry, 6.49%, 06/12/02 ................      Baa2, BBB          550,000          537,437
     Ohio Power Co., Ser. 1997A, 6.73%, 11/01/04 ................       Baa1, A-          400,000          388,752
     Oklahoma Gas & Electric, 6.50%, 07/15/07 ...................        A1, A+         1,000,000          963,534
     Southern California Edison, 7.63%, 01/15/10 ................        A2, A          1,350,000        1,353,961
                                                                                                      ------------
                                                                                                         6,351,661
                                                                                                      ------------
         TOTAL CORPORATE BONDS
            (Cost $66,970,086) ..................................                                       65,016,602
                                                                                                      ------------

ASSET-BACKED SECURITIES -- 12.9%
     Advanta Mortgage Loan Trust, Ser. 1996-1, Cl. A6, 6.73%, 08/25/23   NR, NR           500,000          491,425
     Advanta Mortgage Loan Trust, Ser.1993-3, Cl. A5, 5.55%, 01/25/25    NR, NR            85,088           79,069
     Contimortgage Home Equity Loan Trust, Ser. 1996-1, Cl. A6,
        6.69%, 01/15/16 .........................................        NR, NR           499,996          493,461
     Contimortgage Home Equity Loan Trust Ser. 1998-2, Cl. A5,
        6.28%, 09/15/16 .........................................        NR, NR         1,300,000        1,267,955
     Contimortgage Home Equity Loan Trust, Ser. 1999-2, Cl. A4,
        6.48%, 07/25/23 .........................................        NR, NR         1,000,000          961,700

    The accompanying notes are an integral part of the financial statements.

                                       23


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
        7.15%, 08/25/12 .........................................        NR, NR        $1,000,000     $    990,030
     Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
        8.10%, 04/25/25 .........................................        NR, NR           767,539          769,998
     First Plus Home Loan Trust, Ser. 1996-2, Cl. A6, 7.85%, 08/20/13    NR, NR           275,799          275,127
     First Sierra Equipment Contact Trust, Ser. 1998-1, Cl. A4,
        5.63%, 08/12/04 .........................................        NR, NR         1,500,000        1,463,040
     General Electric Capital Mortgage Services, Inc., Ser. 1996-HE2,
        Cl. A5, 7.94%, 06/25/14 .................................        NR, NR         1,000,000          995,440
     General Electric Capital Mortgage Services, Inc., Ser. 1999-HE1,
        6.19%, 01/25/23 .........................................        NR, NR         1,200,000        1,132,992
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6,
        8.30%, 05/15/26 .........................................        NR, NR           925,000          942,991
     Green Tree Home Equity Loan Trust Ser. 1999-D, Cl. A3,
        7.30%, 08/15/18 .........................................        NR, NR         2,000,000        1,992,820
     Green Tree Lease Finance, Ser. 1997-1, Cl. A3, 6.17%, 09/20/05      NR, NR           220,364          219,858
     Greenpoint Manufactured Housing, Ser. 1999-1, Cl. A2,
        6.01%, 08/15/15 .........................................        NR, NR         1,000,000          968,240
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7,
        6.90%, 01/20/22 .........................................        NR, NR           900,000          883,665
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A,
        6.60%, 01/15/03 .........................................        NR, NR           800,000          799,712
     Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
        6.15%, 07/15/11 .........................................        NR, NR           544,805          540,066
     The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3,
        7.55%, 01/15/18 .........................................        NR, NR           280,068          279,262
     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
        7.91%, 05/15/24 .........................................        NR, NR           750,000          751,628
     UCFC Home Equity Loan, Ser. 1998-B, Cl. A2, 6.01%, 09/15/14         NR, NR           513,518          510,612
     Vanderbilt Mortgage Finance, Ser. 1999-C, Cl. A2, 7.09%, 11/07/13   NR, NR         1,100,000
                                                                                                         1,087,823
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
        6.85%, 04/07/26 .........................................        NR, NR           285,805          284,859
                                                                                                      ------------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $18,564,444) ..................................                                       18,181,773

                                                                                                      ------------

MORTGAGE-BACKED SECURITIES -- 5.1%
     Federal Home Loan Mortgage Corp. Notes, CMO 2129, 5.75%, 09/15/11 .........        1,650,000        1,543,179
     Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr., 6.00%, 01/01/13 ......          937,448          888,525
     Federal Home Loan Mortgage Corp. Notes, 2073 PJ, 6.00%, 10/15/23 ..........          500,000          468,990
     Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 01/01/06           417,694          397,854
     Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 02/01/06           218,057          207,699
     Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%, 02/01/06           328,505          312,901
     Federal National Mortgage Association Notes, Ser. 1996-4, Cl. VC,
        6.50%, 07/25/02 ........................................................          184,062          181,930

    The accompanying notes are an integral part of the financial statements.

                                       24


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                         AMOUNT         (NOTE 2)
                                                                                       ----------     ------------
     Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D,
        6.25%, 07/25/04 ........................................................       $  400,000     $    389,296
     Federal National Mortgage Association Notes, Ser. 1996-23, Cl. A,
        6.50%, 09/25/21 ........................................................        1,506,931        1,482,157
     Federal National Mortgage Association Notes, Ser. 1998-W3, Cl. A2,
        6.50%, 07/25/28 ........................................................          426,064          419,861
     Federal National Mortgage Association Notes, Ser. 1999-W5, Cl. A4,
        6.12%, 02/25/29 ........................................................        1,000,000          906,385
                                                                                                      ------------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $7,525,242) ..................................................                         7,198,777
                                                                                                      ------------

U.S. AGENCY OBLIGATIONS -- 12.0%
   FEDERAL HOME LOAN BANK NOTES -- 0.6%
     Federal Home Loan Bank Notes, 5.25%, 04/25/02 .............................          900,000          875,695
                                                                                                      ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.7%
     Federal Home Loan Mortgage Corp. Notes, 7.00%, 02/15/03 ...................          850,000          850,513
     Federal Home Loan Mortgage Corp. Notes, 6.88%, 01/15/05 ...................        2,000,000        1,987,684
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ...................          500,000          490,620
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ...................          850,000          807,742
     Federal Home Loan Mortgage Corp. Notes, 6.63%, 09/15/09 ...................        2,500,000        2,411,000
                                                                                                      ------------
                                                                                                         6,547,559
                                                                                                      ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.7%
     Federal National Mortgage Association Notes, 5.42%, 01/23/01 ..............        1,000,000          992,482
     Federal National Mortgage Association Notes, 6.25%, 11/15/02 ..............        2,500,000        2,462,508
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ..............          750,000          730,754
     Federal National Mortgage Association Notes, 5.13%, 02/13/04 ..............          558,000          524,240
     Federal National Mortgage Association Notes, 6.50%, 08/15/04 ..............        2,000,000        1,961,212
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ..............        1,100,000        1,042,746
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 ..............        1,275,000        1,184,842
     Federal National Mortgage Association Notes, 6.00%, 09/24/08 ..............          600,000          550,723
                                                                                                      ------------
                                                                                                         9,449,507
                                                                                                      ------------

            TOTAL U.S. AGENCY OBLIGATIONS
            (Cost $17,270,336) .................................................                        16,872,761
                                                                                                      ------------

U.S. TREASURY OBLIGATIONS -- 18.6%
     U.S. Treasury Notes, 6.25%, 04/30/01 ......................................        1,150,000        1,147,844
     U.S. Treasury Notes, 7.50%, 11/15/01 ......................................          350,000          354,485
     U.S. Treasury Notes, 5.88%, 11/30/01 ......................................        3,750,000        3,717,188
     U.S. Treasury Notes, 6.13%, 12/31/01 ......................................        1,400,000        1,392,125
     U.S. Treasury Notes, 6.25%, 02/28/02 ......................................        1,500,000        1,495,185
     U.S. Treasury Notes, 6.25%, 06/30/02 ......................................          500,000          498,282
     U.S. Treasury Notes, 5.50%, 01/31/03 ......................................        1,350,000        1,321,735
     U.S. Treasury Notes, 5.88%, 02/15/04 ......................................          500,000          493,125
     U.S. Treasury Notes, 7.25%, 05/15/04 ......................................          550,000          567,016
     U.S. Treasury Notes, 7.25%, 08/15/04 ......................................        1,500,000        1,550,157

    The accompanying notes are an integral part of the financial statements.

                                       25

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WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

                                                                                       PRINCIPAL         VALUE
                                                                                         AMOUNT         (NOTE 2)
                                                                                       ----------     ------------
     U.S. Treasury Notes, 7.50%, 02/15/05 ......................................       $1,500,000     $  1,573,125
     U.S. Treasury Notes, 6.50%, 05/15/05 ......................................          300,000          303,281
     U.S. Treasury Notes, 6.88%, 05/15/06 ......................................        2,000,000        2,058,126
     U.S. Treasury Notes, 7.00%, 07/15/06 ......................................        2,500,000        2,589,845
     U.S. Treasury Notes, 6.50%, 10/15/06 ......................................        3,600,000        3,637,895
     U.S. Treasury Notes, 6.25%, 02/15/07 ......................................        1,650,000        1,651,548
     U.S. Treasury Notes, 11.75%, 02/15/10 .....................................          650,000          785,078
     U.S. Treasury Notes, 7.25%, 05/15/16 ......................................          750,000          825,235
     U.S. Treasury Notes, 6.88%, 08/15/25 ......................................          300,000          326,156
                                                                                                      ------------

            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $26,947,813) ..................................................................       26,287,431
                                                                                                      ------------

COMMERCIAL PAPER -- 3.9%
     American Express, 6.88%, 07/03/00 .........................................        5,445,114        5,445,114
                                                                                                      ------------
         TOTAL COMMERCIAL PAPER
            (Cost $5,445,114) ..................................................                         5,445,114
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $142,723,035)+-- 98.7% .................................                       139,002,458
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET-- 1.3% .......................................                         1,849,990
                                                                                                      ------------
TOTAL NET ASSETS-- 100.0% ......................................................                      $140,852,448
                                                                                                      ============

+ The cost for federal income tax purposes. At June 30, 2000, net unrealized depreciation was $3,720,577. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $214,189, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $3,934,766.
1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------


                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
CORPORATE BONDS -- 52.1%
  BANKS -- 6.7%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 ...................        A1, A-        $  200,000     $    181,087
     Citicorp, 7.25%, 10/15/11 ..................................        A1, A+         1,000,000          960,385
     First Union Corp., 6.82%, 08/01/06 .........................        A2, A-           651,000          641,508
     Korea Development Bank 144A, 7.13%, 09/17/01 ...............      Baa2, BBB        1,300,000        1,288,633
     St. George Bank, Ltd., 7.15%, 06/18/07 .....................       Baa1, A-          400,000          379,101
     Swiss Bank Corp., New York, 7.00%, 10/15/15 ................       Aa2, AA         1,000,000          922,930
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ..........       Aa2, AA           600,000          593,772
     Wachovia Corp., 6.25%, 08/04/08 ............................        A1, A+           400,000          361,750
                                                                                                      ------------
                                                                                                         5,329,166
                                                                                                      ------------
  FINANCIAL -- 15.5%

     Abbey National PLC, 6.69%, 10/17/05 ........................       Aa3, AA-        1,100,000        1,054,804
     Ameritech Capital Funding, 6.45%, 01/15/18 .................       Aa3, AA-        1,700,000        1,476,860
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ....................        A2, A            400,000          383,004
     CIT Group Holdings, Inc., 6.38%, 08/01/02 ..................        A1, A+           500,000          487,907
     Commercial Credit Co., 8.70%, 06/15/09 .....................       Aa3, AA-        1,200,000        1,290,720
     Crestar Financial Corp., 6.50%, 01/15/18 ...................        A2, A            500,000          472,256
     Donaldson Lufkin Jenrette, 8.00%, 03/01/05 .................        A3, A-         1,000,000        1,000,397
     General Electric Capital Corp., 8.13%, 05/15/12 ............       Aaa, AAA          700,000          741,629
     Goldman Sachs Group, 6.65%, 05/15/09 .......................        A1, A+         1,500,000        1,392,405
     Heller Financial, Inc., 7.88%, 05/15/03 ....................        A3, A-           700,000          697,880
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ............        A3, A            900,000          878,184
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ............        A3, A            750,000          732,927
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ............        A3, A            500,000          466,710
     Morgan Stanley, Dean Witter, Discover & Co., 7.75%, 06/15/05       Aa3, AA-          500,000          502,607
     TPSA Finance BV 144A, 7.75%, 12/10/08 ......................      Baa3, BBB          800,000          754,232
                                                                                                      ------------
                                                                                                        12,332,522
                                                                                                      ------------
  INDUSTRIAL -- 21.1%
     Akzo Nobel, Inc., 6.00%, 11/15/03 ..........................        A2, A-           600,000          569,129
     Amoco Co., 6.25%, 10/15/04 .................................       Aa1, AA+          500,000          489,396
     Bausch & Lomb, Inc., 6.38%, 08/01/03 .......................      Baa2, BBB          700,000          671,402
     Conoco, Inc., 6.95%, 04/15/29 ..............................        A3, A-         1,350,000        1,230,355
     Dana Corp., 6.25%, 03/01/04 ................................      Baa1, BBB+       1,000,000          943,413
     Elf Aquitane, 8.00%, 10/15/01 ..............................       Aa2, AA           600,000          605,941
     Harvard University, 8.13%, 04/15/07 ........................       Aaa, AAA          500,000          515,825
     Hewlett Packard Co., 7.15%, 06/15/05 .......................       Aa2, AA-          600,000          602,185
     Ingersoll-Rand, 6.02%, 02/15/28 ............................        A3, A-         1,000,000          993,944
     International Business Machines Corp., 6.50%, 01/15/28 .....        A1, A+         2,400,000        2,167,656
     J Seagram & Sons, 6.40%, 12/15/03 ..........................      Baa3, BBB-         500,000          481,033
     Nabisco, Inc., 6.13%, 02/01/33 .............................      Baa2, BBB          700,000          664,230
     Procter & Gamble, 6.60%, 12/15/04 ..........................       Aa2, AA         1,500,000        1,473,931
     TRW, Inc. Notes, 6.63%, 06/01/04 ...........................      Baa1, BBB        1,400,000        1,333,861
     Tyco International Group, 6.13%, 06/15/01 ..................       Baa1, A-          600,000          592,456

    The accompanying notes are an integral part of the financial statements.

                                       27


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
     Wal-Mart Notes, 6.88%, 08/10/09 ............................       Aa2, AA        $  400,000     $    391,765
     Wal-Mart Notes, 7.55%, 02/15/30 ............................       Aa2, AA         2,150,000        2,227,464
     Walt Disney Co. Notes, 5.62%, 12/01/08 .....................        A2, A          1,000,000          886,284
                                                                                                      ------------
                                                                                                        16,840,270
                                                                                                      ------------
  NATIONAL GOVERNMENT -- 0.7%
     Korea Export - Import Bank, 7.10%, 03/15/02 ................      Baa2, BBB          550,000          544,514
                                                                                                      ------------
  TELECOMMUNICATIONS -- 1.1%
     GTE Southwest, Ser. 1993-B, 6.54%, 12/01/05 ................       Aa3, A+           500,000          487,210
     Worldcom, Inc., 6.50%, 04/15/10 ............................        A3, A-           400,000          363,455
                                                                                                      ------------
                                                                                                           850,665
                                                                                                      ------------
  TRANSPORTATION -- 1.3%

        Norfolk Southern Corp., 7.35%, 05/15/07 .................      Baa1, BBB        1,100,000        1,068,352
                                                                                                      ------------
  UTILITIES -- 5.7%
     Empresa Nacional Electric, 7.75%, 07/15/08 .................       Baa1, A-        1,500,000        1,400,715
     Hawaiian Electric Industry, 6.49%, 06/12/02 ................      Baa2, BBB        1,000,000          977,159
     Oklahoma Gas & Electric, 6.50%, 07/15/04 ...................        A1, A+         1,250,000        1,204,417
     Southern California Edison, 7.63%, 01/15/10 ................        A2, A          1,000,000        1,002,934
                                                                                                      ------------
                                                                                                         4,585,225
                                                                                                      ------------

            TOTAL CORPORATE BONDS (Cost $42,664,489) ............                                       41,550,714
                                                                                                      ------------

ASSET-BACKED SECURITIES -- 17.5%
     Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5,
        5.55%, 01/25/25 .........................................       Aaa, AAA          170,177          158,139
     AFC Home Equity Loan Trust, Ser. 1993-1, Cl. A,
        5.90%, 05/20/08 .........................................       Aaa, AAA          457,362          447,694
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
        7.15%, 08/25/12 .........................................       Aaa, AAA        1,400,000        1,386,042
     Federal National Mortgage Association Notes, Ser. 1996-23, Cl. A6,
        6.50%, 09/25/21 .........................................        NR, NR           742,853          730,641
     Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
        8.10%, 04/25/25 .........................................        NR, NR           767,539          769,998
     First Plus Home Loan Trust, Ser. 1996-2, Cl. A6, 7.85%, 08/20/13   Aaa, AAA          551,599          550,254
     General Electric Capital Mortgage Services, Inc.,
        Ser. 1997-HE4, Cl. A3, 6.59%, 12/25/12 ..................       Aaa, NR           526,742          523,777

    The accompanying notes are an integral part of the financial statements.

                                       28

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WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
     General Electric Capital Mortgage Services, Inc.,
        Ser. 1999-HE1, Cl. A4, 6.19%, 01/25/23 ..................       Aaa, NR        $  500,000     $    472,080
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26   Aaa, AAA          400,000          407,780
     Green Tree Home Improvement Loan Trust,
        Ser. 1996-C, Cl. HEA4, 7.80%, 06/15/26 ..................       NR, AAA         2,000,000        2,007,320
     Green Tree Lease Finance, Ser. 1997-1, Cl. A4, 6.27%, 09/20/05     NR, AAA           750,000          740,873
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7, 6.90%, 01/20/22   Aaa, AAA          500,000          490,925
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A, 6.60%, 01/15/03 Aaa, AAA          500,000          499,820
     Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
        6.15%, 07/15/11 .........................................       NR, AAA           423,737          420,051
     The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3,
        7.55%, 01/15/18 .........................................       Aaa, AAA          487,861          486,457
     The Money Store Home Equity Trust, Ser. 1995-A, Cl. 5,
        8.40%, 02/15/24 .........................................       Aaa, AAA          800,000          806,336
     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
        7.91%, 05/15/24 .........................................       Aaa, AAA        2,000,000        2,004,340
     UCFC Home Equity Loan Trust, Ser. 1998-B, Cl. A2,
        6.01%, 09/15/14 .........................................       Aaa, AAA          513,518          510,612
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
        6.85%, 04/07/26 .........................................       Aaa, NR           571,610          569,718
                                                                                                      ------------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $14,209,756) ..................................................................       13,982,857
                                                                                                      ------------

MORTGAGE-BACKED SECURITIES -- 1.6%
     Federal Home Loan Mortgage Corp. Notes, 2073 PJ (Pac),
        6.00%, 10/15/23 ........................................................          300,000          281,394
     Federal Home Loan Mortgage Corp. Notes, CMO 2129 PE,
        5.75%, 09/15/11 ........................................................          400,000          374,104
     Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr.,
        6.00%, 01/01/13 ........................................................          624,965          592,350
                                                                                                      ------------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $1,317,619) ..................................................                         1,247,848
                                                                                                      ------------

U.S. AGENCY OBLIGATIONS -- 6.2%
   FEDERAL HOME LOAN BANK NOTES -- 0.7%
     Federal Home Loan Bank Notes, 5.30%, 10/29/02 .............................          600,000          579,438
                                                                                                      ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.3%
     Federal Home Loan Mortgage Corp. Notes, 6.88%, 01/15/05 ...................        1,300,000        1,291,995
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ...................        1,000,000          981,239
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ...................          350,000          332,600
                                                                                                      ------------
                                                                                                         2,605,834
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                                       29


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                         AMOUNT         (NOTE 2)
                                                                                       ----------     ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.5%
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ..............       $  300,000     $    292,302
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ..............          500,000          473,976
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 ..............          500,000          464,644
                                                                                                      ------------
                                                                                                         1,230,922
                                                                                                      ------------
  GENERAL SERVICE ADMINISTRATION NOTES -- 0.7%
     General Service Administration Notes, 6.27%, 05/15/20 .....................          600,000          534,282
                                                                                                      ------------
         TOTAL U.S. AGENCY OBLIGATIONS
            (Cost $5,148,163) ..................................................                         4,950,476
                                                                                                      ------------

U.S. TREASURY OBLIGATIONS -- 19.3%
  U.S. TREASURY BONDS -- 13.9%
     U.S. Treasury Bonds, 9.25%, 02/15/16 ......................................        1,250,000        1,619,531
     U.S. Treasury Bonds, 7.50%, 11/15/16 ......................................          500,000          563,125
     U.S. Treasury Bonds, 8.88%, 02/15/19 ......................................        2,000,000        2,568,750
     U.S. Treasury Bonds, 7.13%, 02/15/23 ......................................          850,000          942,969
     U.S. Treasury Bonds, 6.25%, 08/15/23 ......................................          250,000          251,563
     U.S. Treasury Bonds, 6.00%, 02/15/26 ......................................        1,000,000          977,500
     U.S. Treasury Bonds, 6.75%, 08/15/26 ......................................          700,000          752,282
     U.S. Treasury Bonds, 6.50%, 11/15/26 ......................................          500,000          521,563
     U.S. Treasury Bonds, 6.38%, 08/15/27 ......................................          500,000          514,219
     U.S. Treasury Bonds, 6.13%, 11/15/27 ......................................        2,350,000        2,342,656
                                                                                                      ------------
                                                                                                        11,054,158
                                                                                                      ------------
  U.S. TREASURY NOTES -- 5.4%
     U.S. Treasury Notes, 6.13%, 12/31/01 ......................................          500,000          497,188
     U.S. Treasury Notes, 6.25%, 02/28/02 ......................................          550,000          548,234
     U.S. Treasury Notes, 6.63%, 03/31/02 ......................................          250,000          250,469
     U.S. Treasury Notes, 5.88%, 02/15/04 ......................................          400,000          394,500
     U.S. Treasury Notes, 5.88%, 11/15/05 ......................................        1,400,000        1,375,938
     U.S. Treasury Notes, 7.00%, 07/15/06 ......................................          750,000          776,954
     U.S. Treasury Notes, 6.25%, 02/15/07 ......................................          500,000          500,469
                                                                                                      ------------
                                                                                                         4,343,752
                                                                                                      ------------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $14,762,954) .................................................                        15,397,910
                                                                                                      ------------
                                                                                          SHARES
                                                                                          ------
PREFERRED STOCK -- 0.6%
     ABN AMRO Cap Funding,  Ser. B, 7.50% ......................................           20,000          430,000
                                                                                                      ------------

            TOTAL PREFERRED STOCK
            (Cost $500,000) ....................................................                           430,000
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                                       30


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                         AMOUNT         (NOTE 2)
                                                                                       ----------     ------------
COMMERCIAL PAPER -- 1.3%
     American Express, 6.88%, 07/03/00 .........................................       $1,069,782     $  1,069,782
                                                                                                      ------------
         TOTAL COMMERCIAL PAPER
            (Cost $1,069,782) ..................................................                         1,069,782
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $79,672,763)+-- 98.6% ..................................                        78,629,587
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET-- 1.4% .......................................                         1,084,097
                                                                                                      ------------
TOTAL NET ASSETS-- 100.0% ......................................................                      $ 79,713,684
                                                                                                      ============

+ The cost for federal income tax purposes. At June 30, 2000, net unrealized depreciation was $1,043,176. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $1,086,371, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $2,129,547.

1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------


                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
MUNICIPAL BONDS -- 96.9%
  ALASKA -- 2.2%
        Seward, AK Rev. Bonds (Alaska Sealife Center Proj.),
        6.50%, 10/01/01 .........................................        NR, NR        $  360,000     $    359,280
                                                                                                      ------------
  DELAWARE -- 16.1%
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07 ..       Aaa, AAA          160,000          206,342
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08 ..       Aaa, AAA          180,000          237,362
     Delaware River & Bay Auth. Rev. Bonds,, 5.40%, 01/01/14 ....       Aaa, AAA          250,000          250,747
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Delmarva Power & Light), 7.30%, 09/01/15 ...............       Aaa, AAA           15,000           15,353
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Osteopathic Hosp. Assoc.), Ser. 1993A, 6.00%, 01/01/03 .       Aaa, NR           315,000          319,237
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Student Hsg-Univ Courtyard), 5.38%, 08/01/11 ...........        NR, AA           250,000          249,572
     Delaware State Gen. Oblig. Rev. Bonds, Ser. A, 4.30%, 03/01/10     Aaa, AAA          500,000          463,040
     Delaware State Housing Auth. Multi-family Mtge .............
        Ref. Rev. Bonds, Ser. 1992C, 7.25%, 01/01/07 ............        A1, A            170,000          177,172
     Delaware State Housing Auth. Multi-family Mtge .............
        Ref. Rev. Bonds, Ser. 1992D, 6.35%, 07/01/03 ............        A1, NR           100,000          101,980
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        Ser. 1991B-1, 6.40%, 12/01/02 ...........................       Aa3, NR            25,000           25,408
     Delaware State Solid Waste Auth. Rev. Bonds, 5.80%, 07/01/01        A2, A            500,000          506,440
     Delaware Trans. Auth., Trans. &  Del. Turnpike Rev. Bonds,
        9.00%, 07/01/01 .........................................       Aaa, AAA           30,000           30,642
                                                                                                      ------------
                                                                                                         2,583,295
                                                                                                      ------------
  HAWAII -- 4.6%
     Hawaii State Gen. Oblig. Rev. Bonds, Ser. 1992BW,
        6.20%, 03/01/05 ........................................         A1, A+           700,000          733,852
                                                                                                      ------------
  ILLINOIS -- 2.5%
     Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ.),
        5.10%, 11/01/11 .........................................       Aa1, AA+          400,000          396,080
                                                                                                      ------------
   MARYLAND -- 2.9%
     Anne Arundel County, MD Gen. Oblig. Refunding Water and
        Sewer Ser. 99, 4.20%, 03/15/07 ..........................       Aa1, AA+          500,000          469,205
                                                                                                      ------------
  MASSACHUSETTS -- 2.1%
     Massachusetts Fed. Highway Grant Ant. Notes Ser. 98B,
        5.13%, 12/15/14 .........................................       Aa3, NR           350,000          340,669
                                                                                                      ------------
  MICHIGAN -- 2.9%
     Belding, MI Area School Dist. Rev. Bonds, 4.95%, 05/01/14 ..       Aaa, AAA          500,000          473,685
                                                                                                      ------------
  MISSISSIPPI -- 2.5%
     Medical Center Educ. Bldg. Corp. Rev. Bonds
        (Univ. of Mississippi Medical Center Proj.), Ser. 1993,
        5.40%, 12/01/05 .........................................        NR, A            400,000          398,420
                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                                       32


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
  NEW YORK -- 1.5%
     Tsasc Inc., NY TFABS-Ser. 1 Plan Prin 2010, 5.88%, 07/15/15         Aa1, A        $  250,000     $    248,573
                                                                                                      ------------
  NORTH CAROLINA -- 1.6%
     Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13 ..       Aa2, AA+          250,000          256,450
                                                                                                      ------------
  OHIO -- 4.5%
     Ohio State Pub. Fac. Community Mental Health Cap. Fac.,
        Ser. 2-A , 5.13%, 06/01/05 ..............................       Aa2, AA           715,000          725,368
                                                                                                      ------------
  OKLAHOMA -- 2.6%
     Oklahoma City, OK Gen. Oblig. Unltd., 5.50%, 07/01/05 ......       Aa2, AA           400,000          411,248
                                                                                                      ------------
  PENNSYLVANIA -- 19.0%

     Chester County, PA Ind. Dev. Auth. Wastewater Treatment Rev.
        Bonds (Orleans Corp. Proj.), 7.00%, 11/01/06 ............        NR, NR           605,000          576,135
     Harrisburg, PA  Office & Parking Rev. Auth. Bonds
        (Capital Assoc. Proj.), Ser. 1998A, 5.50%, 05/01/05 .....        NR, NR           500,000          481,090
     New Morgan, PA Muni. Auth. Subordinated Office Rev. Ser. 1999 B,
        5.38%, 06/01/03 .........................................        NR, NR           160,000          156,450
     Penn Delco, PA School Dist., 4.50%, 02/15/12 ...............       Aaa, AAA          250,000          227,620
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds
        (Philadelphia College of Osteopathic Medicine),
        5.25%, 12/01/07 .........................................       NR, AAA           150,000          151,845
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds,
        Ser. 1992A, 6.63%, 08/15/09 .............................       Aaa, AAA          120,000          126,630
     Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds
        (Jefferson Health Systems) Ser. 1997A, 5.50%, 05/15/05 ..       A1, AA-           500,000          501,250
     Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds
        (Landfill Gas Recycling- Lanchester Energy Partners),
        Ser. 1998B, 6.80%, 01/01/05 .............................        NR, NR           500,000          479,205
     York County, PA Ind. Dev. Auth. Personal Care Fac. Rev. Bonds,
        9.50%, 10/01/02 .........................................        NR, NR           320,000          351,629
                                                                                                      ------------
                                                                                                         3,051,854
                                                                                                      ------------
  TEXAS -- 27.2%
     Austin, TX Gen. Oblig. Rev. Bonds, 4.75%, 09/01/09 .........       Aa2, AA           315,000          306,829
     Carrollton, TX Fmrs Brh Indpt. School Dist. Psf, 4.40%, 02/15/10   Aaa, AAA          250,000          229,535
     Coppell, TX Indpt. School Dist., 0.00%, 08/15/07 ...........       NR, AAA           500,000          345,065
     Galena Park, TX Ind. School Dist., Gen. Oblig. Bond, 7.00%,
        08/15/11 ................................................       Aaa, NR           250,000          284,280
     Georgetown, TX Utility System Ref. Rev. Bonds, Ser. 1998A,
        4.80%, 08/15/11 .........................................       Aaa, AAA          650,000          616,668
     Houston, TX Ref. & Pub. Imp., Ser. A, 5.25%, 03/01/13 ......       Aa3, AA-          500,000          495,690
     Klein, TX Isd Ref., 4.45%, 08/01/11 ........................       Aaa, AAA          275,000          250,407
     Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds
        (St. Joseph Health Sys.), 5.00%, 07/01/08 ...............       Aa3, AA           350,000          335,241
     Texas A&M University Rev. Bonds, 5.90%, 05/15/08 ...........       Aa, AA+           400,000          409,556
     Texas Water Dev. Board Rev., St Revolving Fd-Sr Lien-Ser. A,
        5.25%, 07/15/11 .........................................       Aa1, AAA          500,000          501,315

    The accompanying notes are an integral part of the financial statements.

                                                             33


WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P       PRINCIPAL         VALUE
                                                                        RATING1          AMOUNT          (NOTE 2)
                                                                      -----------       ---------        --------
        Texas Water Dev. Board Rev. Bonds, Ser. 1992, 6.00%, 07/15/13   Aa1, AAA       $  300,000     $    308,784

        University of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/1 Aaa, AAA          275,000          280,379
                                                                                                      ------------
                                                                                                         4,363,749
                                                                                                      ------------
  VIRGINIA -- 4.7%
     Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev ...
        Bonds, Ser. 1992C-8, 5.80%, 07/01/04 ....................       Aa1, AA+          500,000          511,845
     Virginia State Public Bldg. Auth. Ref. Rev. Bonds, Ser. 1996A,
        5.00%, 08/01/12 .........................................       Aa, AA+           250,000          245,458
                                                                                                      ------------
                                                                                                           757,303
                                                                                                      ------------
         TOTAL MUNICIPAL BONDS
            (Cost $15,706,858) ..................................................................       15,569,031
                                                                                                      ------------
                                                                                         SHARES
                                                                                       ----------

TAX-EXEMPT MUTUAL FUNDS -- 1.6%

        Provident Municipal Tax-Exempt Cash Money Market Fund ..................          255,522          255,522
                                                                                                      ------------
         TOTAL TAX-EXEMPT MUTUAL FUNDS
            (Cost $255,522) .....................................................................          255,522
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $15,962,380)+-- 98.5% ...................................................       15,824,553
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET-- 1.5% ........................................................          247,915
                                                                                                      ------------
TOTAL NET ASSETS-- 100.0% .......................................................................     $ 16,072,468
                                                                                                      ============

+ The cost for federal income tax purposes. At June 30, 2000, net unrealized depreciation was $137,827. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $134,152, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $271,979.

1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                               SHORT/
                                            INTERMEDIATE         INTERMEDIATE         MUNICIPAL
                                             BOND SERIES         BOND SERIES         BOND SERIES
                                            ------------         -----------         -----------
ASSETS:
Investment in securities, at value*         $139,002,458         $78,629,587         $15,824,553
Receivable for contributions ......                3,010              13,810                  --
Dividends and interest receivable .            1,937,183           1,240,867             262,556
                                            ------------         -----------         -----------
Total assets ......................          140,942,651          79,884,264          16,087,109
                                            ------------         -----------         -----------
LIABILITIES:
Payable for withdrawals ...........               17,056             130,000                  --
Accrued advisory fee ..............               40,089              22,578               4,575
Other accrued expenses ............               33,058              18,002              10,066
                                            ------------         -----------         -----------
Total liabilities .................               90,203             170,580              14,641
                                            ------------         -----------         -----------
NET ASSETS ........................         $140,852,448         $79,713,684         $16,072,468
                                            ============         ===========         ===========
*Investments at cost ..............         $142,723,035         $79,672,763         $15,962,380

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                  SHORT/
                                                                INTERMEDIATE         INTERMEDIATE          MUNICIPAL
                                                                BOND SERIES1         BOND SERIES2        BOND SERIES2
                                                                ------------         ------------        ------------
INVESTMENT INCOME:
   Dividends ..........................................         $        --           $   25,313          $      --
   Interest ...........................................           7,334,768            3,872,499            552,767
                                                                -----------           ----------          ---------
      Total investment income .........................           7,334,768            3,897,812            552,767
                                                                -----------           ----------          ---------
EXPENSES:
   Advisory fees ......................................             410,767              200,869             35,966
   Administration and accounting fees .................             135,928               64,055             13,962
   Custodian fees .....................................              21,850                7,805              4,825
   Trustees' fees .....................................               7,925                3,960              3,960
   Professional fees ..................................               4,755                   --                 --
   Other ..............................................               7,208                5,870              3,515
                                                                -----------           ----------          ---------
      Total expenses before fee waivers and
        expense reimbursement .........................             588,433              282,559             62,228
      Fees waived and expenses reimbursed .............             (48,980)                  --                 --
                                                                -----------           ----------          ---------
         Total expenses, net ..........................             539,453              282,559             62,228
                                                                -----------           ----------          ---------
   Net investment income ..............................           6,795,315            3,615,253            490,539
                                                                -----------           ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized loss from investment transactions .....            (887,945)            (334,050)           (72,797)
   Net change in unrealized appreciation (depreciation)
     of investments ...................................          (3,026,072)             173,655            158,917
                                                                -----------           ----------          ---------
   Net loss on investments ............................          (3,914,017)            (160,395)            86,120
                                                                -----------           ----------          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..         $ 2,881,298           $3,454,858          $ 576,659
                                                                ===========           ==========          =========

1 For the Fiscal Year ended June 30, 2000
2 For the Period November 1, 1999 (commencement of operations)  through June 30,
  2000.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       SHORT/INTERMEDIATE
                                                                           BOND SERIES
                                                                  FOR THE FISCAL YEARS ENDED
                                                              -----------------------------------
                                                              JUNE 30, 2000         JUNE 30, 1999
                                                              -------------         -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................          $  6,795,315           $ 3,431,704
   Net realized gain (loss) on investments .........              (887,945)               93,666
   Net change in unrealized appreciation
     (depreciation) of investments .................            (3,026,072)           (1,124,663)
                                                              ------------           -----------
Net increase in net assets resulting from operations             2,881,298             2,400,707
                                                              ------------           -----------
Transactions in beneficial interest:
   Contributions ...................................           101,315,289             5,622,920
   Withdrawals .....................................           (28,619,545)           (3,901,709)
                                                              ------------           -----------
Net increase in net assets from transactions
  in beneficial interest ...........................            72,695,744             1,721,211
                                                              ------------           -----------
Total increase in net assets .......................            75,577,042             4,121,918

Net Assets:
   Beginning of year ...............................            65,275,406            61,153,488
                                                              ------------           -----------
   End of year .....................................          $140,852,448           $65,275,406
                                                              ============           ===========

                                                              INTERMEDIATE            MUNICIPAL
                                                              BOND SERIES1           BOND SERIES1
                                                              ------------           -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................          $  3,615,253           $   490,539
   Net realized loss on investments ................              (334,050)              (72,797)
   Net change in unrealized appreciation
    (depreciation) of investments ..................               173,655               158,917
                                                              ------------           -----------
Net increase in net assets resulting from operations             3,454,858               576,659
                                                              ------------           -----------
Transactions in beneficial interest:
   Contributions ...................................           103,567,009            16,838,241
   Withdrawals .....................................           (27,308,183)           (1,342,432)
                                                              ------------           -----------
Net increase in net assets from
  transactions in beneficial interest ..............            76,258,826            15,495,809
                                                              ------------           -----------
Total increase in net assets .......................            79,713,684            16,072,468

NET ASSETS:
   Beginning of period .............................                    --                    --
                                                              ------------           -----------
   End of period ...................................          $ 79,713,684           $16,072,468
                                                              ============           ===========

1 For the Period November 1, 1999 (commencement of operations)  through June 30,
  2000.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED-INCOME SERIES
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series, Intermediate Bond Series, and Municipal Bond Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATEs. Effective November 1, 1999, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, WTC receives a fee of 0.35% of each Series' first $1 billion of average daily net assets; 0.30% of each Series' next $1 billion of average daily net assets; and 0.25% of each Series'

WT INVESTMENT TRUST I -- FIXED-INCOME SERIES
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   average daily net assets in excess of $2 billion. For periods prior to November 1, 1999, WTC and Kiewit Investment Management Corporation provided advisory services to the Short/Intermediate Bond Series at an annual rate of 0.40% of average daily net assets.

   Effective November 1, 1999, WTC has agreed to reimburse certain fund expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.55% of the average daily net assets of the Short/Intermediate Bond and Intermediate Bond Series and 0.75% of the average daily net assets of the Municipal Bond Series. These undertakings will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT  SECURITIES.  During the period ended June 30, 2000, purchases and
   sales  of  investment  securities  (excluding  short-term   investments)  are
   aggregated as follows:


                                                     SHORT/INTERMEDIATE   INTERMEDIATE        MUNICIPAL
                                                         BOND SERIES      BOND SERIES1      BOND SERIES1
                                                     ------------------   ------------      ------------
      Purchases ..................................       $49,524,842      $44,199,622        $7,659,685
      Sales ......................................        60,966,599       49,176,190         8,024,773

5. FINANCIAL HIGHLIGHTS.

                                                         INTERMEDIATE        MUNICIPAL
                                                         BOND SERIES1      BOND SERIES1
                                                         ------------      ------------
      Total Return .....................................    4.00%**           3.70%**

      Expense Ratios:
         Including expense limitation ..................    0.49%*            0.61%*
         Excluding expense limitation ..................    0.49%*            0.61%*

      Net Investment Income Ratio ......................    6.30%*            4.77%*

      Portfolio Turnover Rate ..........................   53.23%            50.26%



                                                                     FOR THE FISCAL YEAR ENDED JUNE 30,
    SHORT/INTERMEDIATE BOND SERIES                         2000            1999           1998          1997(2)
                                                         -------------------------------------------------------
      Total Return ....................................    4.23%            N/A            N/A           N/A

      Expense Ratios:
         Including expense limitation .................    0.47%            0.41%          0.45%         0.42%*
         Excluding expense limitation .................    0.51%            0.63%          0.53%         0.52%*

      Net Investment Income Ratio .....................    5.94%            5.39%          5.68%         5.88%*

      Portfolio Turnover Rate .........................   47.23%           34.40%        236.36%        51.57%

1 For the period November 1, 1999 (commencement of operations) through June 30, 2000.
2   For the period March 1, 1997  (commencement of operations)  through June 30,
    1997.
*   Annualized.
**  Not annualized.
N/A Not available.

WT INVESTMENT TRUST I -- FIXED-INCOME SERIES
--------------------------------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To Beneficial Interest Holders and Trustees of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Investment Trust I (Short/Intermediate Bond, Intermediate Bond and Municipal Bond Series) (the "Series") as of June 30, 2000, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2000, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                             /s/  Ernst & Young LLP

Philadelphia, Pennsylvania
August 4, 2000

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

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

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

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                              ---------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainer, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                              ---------------------

                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              ---------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              ---------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                              ---------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              ---------------------

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME PORTFOLIOS.

WFIP-ANN-6/00